Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805